Mortgage Core Fund
Portfolio of Investments
September 30, 2023 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—88.4%
	Federal Home Loan Mortgage Corporation—31.1%
$ 2,747,496	2.000%, 7/1/2035	$ 2,374,346
32,154,331	2.000%, 4/1/2036	27,686,824
14,538,862	2.000%, 5/1/2036	12,546,100
35,832,606	2.000%, 11/1/2036	30,921,228
8,305,400	2.000%, 8/1/2050	6,408,300
45,919,059	2.000%, 9/1/2050	35,358,585
28,218,538	2.000%, 11/1/2050	21,614,195
24,297,554	2.000%, 12/1/2050	18,534,959
3,095,078	2.000%, 3/1/2051	2,373,599
42,340,067	2.000%, 4/1/2051	32,324,833
28,011,248	2.000%, 5/1/2051	21,385,392
22,169,772	2.000%, 5/1/2051	16,925,674
27,087,365	2.000%, 11/1/2051	20,807,018
91,117,252	2.000%, 1/1/2052	69,564,131
49,168,800	2.000%, 1/1/2052	37,937,776
43,329,695	2.500%, 12/1/2035	38,505,843
24,969,162	2.500%, 4/1/2037	22,142,553
6,285,919	2.500%, 5/1/2050	5,064,050
7,679,680	2.500%, 8/1/2050	6,184,489
7,097,162	2.500%, 9/1/2050	5,693,205
72,165,320	2.500%, 9/1/2051	57,303,269
67,279,387	2.500%, 10/1/2051	53,833,555
14,038,184	2.500%, 10/1/2051	11,162,452
43,995,065	2.500%, 11/1/2051	35,374,474
29,320,037	2.500%, 12/1/2051	23,267,995
15,732,183	2.500%, 12/1/2051	12,627,426
2,601,080	2.500%, 1/1/2052	2,090,193
70,455,141	2.500%, 1/1/2052	56,484,718
11,599,609	2.500%, 2/1/2052	9,281,419
8,690,519	2.500%, 2/1/2052	6,937,418
13,710,865	2.500%, 3/1/2052	11,013,585
9,850,835	2.500%, 4/1/2052	7,879,060
64,720,945	2.500%, 4/1/2052	51,907,771
24,714,491	2.500%, 5/1/2052	19,813,899
16,359,764	2.500%, 5/1/2052	13,095,366
441,643	3.000%, 6/1/2045	374,587
588,598	3.000%, 5/1/2046	501,069
11,492,204	3.000%, 6/1/2046	9,679,071
4,420,455	3.000%, 6/1/2046	3,775,529
5,133,917	3.000%, 7/1/2046	4,471,918
1,750,236	3.000%, 9/1/2046	1,470,818
4,207,428	3.000%, 10/1/2046	3,564,656
2,550,062	3.000%, 11/1/2046	2,142,955
4,916,878	3.000%, 12/1/2046	4,181,088
7,133,116	3.000%, 5/1/2047	6,052,301

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 8,332,418	3.000%, 11/1/2051	$ 6,973,540
9,076,809	3.000%, 4/1/2052	7,569,588
37,243,111	3.000%, 6/1/2052	30,919,160
29,878,772	3.000%, 8/1/2052	24,879,997
78,737	3.500%, 6/1/2026	77,014
109,837	3.500%, 6/1/2026	107,067
41,228	3.500%, 7/1/2026	40,095
1,462,764	3.500%, 5/1/2046	1,284,975
16,931,397	3.500%, 7/1/2046	14,820,589
5,337,791	3.500%, 11/1/2047	4,663,997
2,147,413	3.500%, 12/1/2047	1,862,922
9,678,039	3.500%, 12/1/2047	8,507,787
5,728,001	3.500%, 2/1/2048	5,021,061
8,295,818	3.500%, 2/1/2048	7,300,479
12,539,032	3.500%, 12/1/2049	10,815,058
7,995,568	3.500%, 5/1/2051	6,899,454
13,035,796	3.500%, 7/1/2051	11,265,011
27,232,147	3.500%, 2/1/2052	23,558,457
3,820,127	3.500%, 3/1/2052	3,335,820
73,291,416	2.500%, 9/1/2051	63,117,915
7,708,473	3.500%, 5/1/2052	6,631,242
21,844,424	3.500%, 6/1/2052	19,064,800
6,160,712	3.500%, 7/1/2052	5,349,830
10,173	4.000%, 5/1/2024	10,089
28,633	4.000%, 5/1/2026	28,023
420,573	4.000%, 5/1/2026	411,616
654,064	4.000%, 12/1/2040	606,383
2,833,907	4.000%, 5/1/2048	2,561,357
11,202,248	4.000%, 4/1/2052	10,074,991
4,633,674	4.000%, 4/1/2052	4,175,217
15,116,274	4.000%, 5/1/2052	13,491,233
30,290,173	4.000%, 6/1/2052	27,024,432
9,335,014	4.000%, 7/1/2052	8,327,829
1,902,279	4.000%, 7/1/2052	1,704,764
16,296,021	4.000%, 8/1/2052	14,537,790
14,854,935	4.000%, 10/1/2052	13,247,545
19,100,213	4.000%, 11/1/2052	17,117,023
21,158,511	4.000%, 11/1/2052	18,882,261
11,802	4.500%, 7/1/2024	11,706
12,382	4.500%, 8/1/2024	12,274
5,368	4.500%, 9/1/2024	5,331
4,215	4.500%, 9/1/2024	4,190
21,246	4.500%, 6/1/2025	21,028
33,296,102	4.500%, 10/1/2037	31,926,956
393,004	4.500%, 11/1/2039	376,838
116,061	4.500%, 6/1/2040	111,209
168,016	4.500%, 7/1/2040	160,971
647,984	4.500%, 8/1/2040	620,920
412,778	4.500%, 7/1/2041	395,497
375,744	4.500%, 7/1/2041	359,836

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 256,200	4.500%, 7/1/2041	$ 245,349
1,661,843	4.500%, 10/1/2048	1,551,042
10,677,611	4.500%, 5/1/2052	9,896,129
21,690,400	4.500%, 6/1/2052	19,957,849
37,035,930	4.500%, 8/1/2052	34,054,486
13,358,817	4.500%, 10/1/2052	12,274,230
6,116,995	4.500%, 10/1/2052	5,620,745
29,010,434	4.500%, 1/1/2053	26,656,922
29,217,533	4.500%, 2/1/2053	26,847,220
14,524,795	4.500%, 3/1/2053	13,346,451
3,665,548	4.500%, 5/1/2053	3,380,775
442	5.000%, 7/1/2025	439
681,807	5.000%, 1/1/2034	672,414
246,076	5.000%, 5/1/2034	242,686
846	5.000%, 11/1/2035	834
271,672	5.000%, 4/1/2036	267,602
356	5.000%, 4/1/2036	350
5,021	5.000%, 4/1/2036	4,945
59,254	5.000%, 4/1/2036	58,369
69,754	5.000%, 5/1/2036	68,683
46,300	5.000%, 6/1/2036	45,606
92,185	5.000%, 6/1/2036	90,802
272,224	5.000%, 12/1/2037	268,028
44,019	5.000%, 5/1/2038	43,345
26,224	5.000%, 6/1/2038	25,827
48,491	5.000%, 9/1/2038	47,764
44,163	5.000%, 2/1/2039	43,501
46,291	5.000%, 6/1/2039	45,589
1,319,888	5.000%, 10/1/2039	1,300,131
120,498	5.000%, 2/1/2040	118,705
199,653	5.000%, 8/1/2040	196,447
34,493,936	5.000%, 10/1/2052	32,620,888
24,551,091	5.000%, 2/1/2053	23,178,054
20,494,114	5.000%, 3/1/2053	19,357,572
605,819	5.500%, 5/1/2034	605,380
20,986	5.500%, 3/1/2036	21,050
43,425	5.500%, 3/1/2036	43,518
10,846	5.500%, 3/1/2036	10,879
76,579	5.500%, 3/1/2036	76,615
158,404	5.500%, 6/1/2036	158,876
78,925	5.500%, 6/1/2036	79,160
28,562	5.500%, 6/1/2036	28,613
75,441	5.500%, 9/1/2037	75,775
118,890	5.500%, 9/1/2037	119,249
86,197	5.500%, 12/1/2037	86,586
10,768	5.500%, 3/1/2038	10,810
11,678,804	5.500%, 5/1/2038	11,572,549
4,425,906	5.500%, 9/1/2052	4,285,241
28,164,765	5.500%, 12/1/2052	27,256,423
23,815,524	5.500%, 3/1/2053	23,032,565

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 5,866	6.000%, 7/1/2029	$ 5,855
14,597	6.000%, 2/1/2032	14,713
10,692	6.000%, 5/1/2036	10,862
26,688	6.000%, 8/1/2037	27,200
184,613	6.000%, 9/1/2037	187,936
27,114,513	6.000%, 4/1/2053	26,780,422
3,627	6.500%, 6/1/2029	3,672
1,312	6.500%, 7/1/2029	1,329
114,708	6.500%, 11/1/2036	118,608
309,090	6.500%, 10/1/2037	320,583
1,291	6.500%, 4/1/2038	1,339
1,076	6.500%, 4/1/2038	1,116
6,145	7.000%, 4/1/2032	6,301
100,477	7.000%, 4/1/2032	104,193
7,785	7.000%, 9/1/2037	8,185
9,384	7.500%, 10/1/2029	9,643
5,553	7.500%, 11/1/2029	5,715
4,972	7.500%, 4/1/2031	4,992
9,888	7.500%, 5/1/2031	10,290
1,257	8.000%, 3/1/2030	1,304
21,754	8.000%, 1/1/2031	22,539
24,164	8.000%, 2/1/2031	25,310
12,340	8.000%, 3/1/2031	12,892
385	8.500%, 9/1/2025	390
78	8.500%, 9/1/2025	78
	TOTAL	1,600,591,394
	Federal National Mortgage Association—47.9%
29,462,394	2.000%, 8/1/2035	25,571,458
5,497,081	2.000%, 4/1/2036	4,755,651
29,491,971	2.000%, 5/1/2036	25,329,858
19,218,775	2.000%, 5/1/2050	14,738,779
37,804,974	2.000%, 7/1/2050	28,992,438
7,740,534	2.000%, 8/1/2050	5,950,689
38,114,968	2.000%, 10/1/2050	29,194,438
36,529,865	2.000%, 11/1/2050	27,980,317
11,979,702	2.000%, 3/1/2051	9,209,633
317,120,635	2.000%, 5/1/2051	242,108,063
39,462,899	2.000%, 5/1/2051	30,448,874
16,775,205	2.000%, 7/1/2051	12,854,333
7,365,927	2.000%, 8/1/2051	5,644,287
44,254,073	2.000%, 8/1/2051	33,772,266
38,958,465	2.000%, 10/1/2051	29,706,601
22,811,772	2.000%, 10/1/2051	17,451,457
11,059,144	2.000%, 12/1/2051	8,488,112
6,113,303	2.000%, 12/1/2051	4,709,274
29,336,780	2.000%, 12/1/2051	22,342,373
7,144,934	2.000%, 1/1/2052	5,470,482
120,419,864	2.000%, 2/1/2052	92,010,686
72,868,630	2.000%, 2/1/2052	55,632,088
18,323,083	2.000%, 2/1/2052	14,051,877

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 24,448,769	2.000%, 2/1/2052	$ 18,665,591
35,288,245	2.000%, 2/1/2052	27,084,427
15,046,133	2.000%, 3/1/2052	11,519,993
19,490,733	2.000%, 3/1/2052	14,947,342
14,597,787	2.000%, 3/1/2052	11,231,462
12,490,897	2.000%, 3/1/2052	9,610,431
37,508,282	2.000%, 4/1/2052	28,612,529
25,092,479	2.000%, 4/1/2052	19,094,305
5,145,789	2.500%, 9/1/2035	4,552,009
20,378,610	2.500%, 7/1/2036	18,116,248
8,334,461	2.500%, 11/1/2036	7,362,317
2,357,867	2.500%, 12/1/2036	2,091,684
35,255,117	2.500%, 12/1/2036	31,242,062
3,799,350	2.500%, 5/1/2037	3,365,687
8,629,492	2.500%, 6/1/2050	6,949,378
3,172,840	2.500%, 7/1/2050	2,545,191
6,456,200	2.500%, 9/1/2050	5,179,037
15,156,931	2.500%, 9/1/2050	12,158,595
35,117,653	2.500%, 10/1/2050	27,929,263
13,203,315	2.500%, 11/1/2050	10,500,669
20,807,995	2.500%, 2/1/2051	16,529,205
41,874,746	2.500%, 9/1/2051	33,551,847
77,483,139	2.500%, 10/1/2051	62,082,823
65,970,869	2.500%, 10/1/2051	52,827,776
65,328,861	2.500%, 10/1/2051	52,119,725
14,654,609	2.500%, 12/1/2051	11,629,704
7,902,772	2.500%, 1/1/2052	6,320,927
61,952,276	2.500%, 1/1/2052	49,551,710
17,694,597	2.500%, 1/1/2052	14,108,553
20,419,188	2.500%, 1/1/2052	16,344,780
23,219,312	2.500%, 1/1/2052	18,586,173
5,190,695	2.500%, 2/1/2052	4,154,953
41,505,806	2.500%, 2/1/2052	33,450,795
4,121,494	2.500%, 3/1/2052	3,296,523
18,489,651	2.500%, 4/1/2052	14,684,699
2,246,931	2.500%, 5/1/2052	1,783,837
31,489,648	2.500%, 5/1/2052	25,196,420
977,206	3.000%, 2/1/2032	903,937
2,284,956	3.000%, 8/1/2043	1,985,894
1,626,713	3.000%, 9/1/2043	1,413,395
5,944,100	3.000%, 8/1/2046	5,043,446
2,876,048	3.000%, 9/1/2046	2,444,761
3,361,540	3.000%, 11/1/2046	2,844,844
702,771	3.000%, 2/1/2047	597,605
8,188,063	3.000%, 3/1/2047	6,937,167
5,327,015	3.000%, 12/1/2047	4,519,862
8,285,891	3.000%, 12/1/2047	7,043,354
3,400,573	3.000%, 2/1/2048	2,841,746
29,717,615	3.000%, 2/1/2048	25,094,053
1,144,879	3.000%, 11/1/2049	956,559

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$120,350,526	3.000%, 5/1/2051	$ 99,632,701
39,437,088	3.000%, 7/1/2051	32,648,163
41,786,965	3.000%, 12/1/2051	34,724,103
35,230,993	3.000%, 12/1/2051	29,309,255
6,246,235	3.000%, 1/1/2052	5,251,003
21,522,302	3.000%, 2/1/2052	18,049,369
14,955,748	3.000%, 2/1/2052	12,406,886
10,005,899	3.000%, 3/1/2052	8,284,990
19,540,810	3.000%, 4/1/2052	16,277,702
22,586,199	3.000%, 4/1/2052	18,902,769
6,440,838	3.000%, 4/1/2052	5,365,286
12,229,885	3.000%, 5/1/2052	10,147,494
27,509,521	3.000%, 6/1/2052	22,954,406
47,362	3.500%, 11/1/2025	46,292
67,876	3.500%, 11/1/2025	66,342
78,052	3.500%, 12/1/2025	76,178
83,409	3.500%, 1/1/2026	81,406
23,587	3.500%, 1/1/2026	23,020
9,887,119	3.500%, 9/1/2037	9,137,548
6,547,383	3.500%, 12/1/2047	5,741,362
18,742,976	3.500%, 1/1/2048	16,406,321
3,342,990	3.500%, 4/1/2048	2,919,957
16,767,593	3.500%, 11/1/2050	14,704,714
12,269,203	3.500%, 5/1/2051	10,717,576
13,707,911	3.500%, 7/1/2051	11,892,946
48,349,000	3.500%, 3/1/2052	42,393,182
46,068,894	3.500%, 6/1/2052	39,803,691
17,451,128	3.500%, 6/1/2052	15,105,105
39,013,569	3.500%, 7/1/2052	33,793,206
9,960,523	3.500%, 1/1/2053	8,621,491
9,762,473	3.500%, 4/1/2053	8,396,677
55,064	4.000%, 12/1/2025	53,995
83,117	4.000%, 7/1/2026	81,246
26,805,007	4.000%, 11/1/2037	25,297,788
13,704,450	4.000%, 4/1/2052	12,252,598
3,843,486	4.000%, 4/1/2052	3,431,502
5,233,041	4.000%, 4/1/2052	4,672,110
26,366,651	4.000%, 7/1/2052	23,532,165
24,046,211	4.000%, 7/1/2052	21,549,473
16,235,009	4.000%, 9/1/2052	14,483,360
10,928,991	4.000%, 9/1/2052	9,753,241
5,771,449	4.000%, 10/1/2052	5,145,141
26,573,946	4.000%, 4/1/2053	23,690,186
38,961,517	4.000%, 5/1/2053	34,806,532
83,928	4.500%, 2/1/2039	80,526
464,840	4.500%, 5/1/2040	445,378
132,072	4.500%, 11/1/2040	126,520
1,473,552	4.500%, 4/1/2041	1,411,526
704,311	4.500%, 6/1/2041	674,632
7,808,180	4.500%, 8/1/2052	7,177,171

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 5,455,494	4.500%, 8/1/2052	$ 5,012,569
18,212,493	4.500%, 10/1/2052	16,829,457
22,255,567	4.500%, 2/1/2053	20,457,008
6,843	5.000%, 11/1/2023	6,815
917,617	5.000%, 2/1/2036	903,828
507,886	5.000%, 7/1/2040	500,219
556,096	5.000%, 10/1/2041	546,460
40,639,248	5.000%, 8/1/2052	38,474,415
16,294,823	5.000%, 11/1/2052	15,434,445
9,147,824	5.000%, 12/1/2052	8,637,225
24,380,835	5.000%, 2/1/2053	23,013,509
14,490,699	5.000%, 4/1/2053	13,678,031
11,051,037	5.000%, 5/1/2053	10,439,043
39,030,765	5.000%, 6/1/2053	36,841,841
22,129	5.500%, 1/1/2032	22,085
15,265	5.500%, 1/1/2032	15,238
227,687	5.500%, 9/1/2034	227,725
597,301	5.500%, 12/1/2034	597,402
17,233	5.500%, 4/1/2035	17,230
129,329	5.500%, 1/1/2036	129,537
45,869	5.500%, 3/1/2036	45,955
204,270	5.500%, 4/1/2036	204,593
313,783	5.500%, 4/1/2036	314,341
184,350	5.500%, 5/1/2036	184,931
65,502	5.500%, 9/1/2036	65,631
219,367	5.500%, 8/1/2037	219,801
119,436	5.500%, 7/1/2038	119,968
340,184	5.500%, 4/1/2041	341,862
9,456,934	5.500%, 9/1/2052	9,163,760
8,314,793	5.500%, 11/1/2052	8,049,231
14,767,292	5.500%, 8/1/2053	14,277,188
4,530	6.000%, 1/1/2029	4,532
5,835	6.000%, 2/1/2029	5,838
1,983	6.000%, 2/1/2029	1,977
3,182	6.000%, 4/1/2029	3,189
7,382	6.000%, 5/1/2029	7,398
3,699	6.000%, 5/1/2029	3,701
326,800	6.000%, 7/1/2034	331,483
182,680	6.000%, 11/1/2034	185,297
95,321	6.000%, 7/1/2036	97,129
19,693	6.000%, 7/1/2036	20,051
91,260	6.000%, 10/1/2037	93,069
38,273	6.000%, 6/1/2038	39,086
488,489	6.000%, 7/1/2038	498,609
44,393	6.000%, 9/1/2038	45,322
29,655	6.000%, 10/1/2038	30,288
280,296	6.000%, 2/1/2039	286,311
4,917,296	6.000%, 12/1/2052	4,869,001
4,992,706	6.000%, 1/1/2053	4,932,749
5,142,931	6.000%, 4/1/2053	5,079,563

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 9,019	6.500%, 9/1/2028	$ 9,031
1,875	6.500%, 8/1/2029	1,895
3,915	6.500%, 6/1/2031	3,994
10,568	6.500%, 6/1/2031	10,748
1,585	6.500%, 6/1/2031	1,613
1,305	6.500%, 6/1/2031	1,312
2,130	6.500%, 1/1/2032	2,168
25,720	6.500%, 3/1/2032	26,281
84,089	6.500%, 4/1/2032	86,031
13,689	6.500%, 5/1/2032	14,023
124,329	6.500%, 7/1/2036	128,465
2,766	6.500%, 8/1/2036	2,842
12,423	6.500%, 9/1/2036	12,880
22,323	6.500%, 12/1/2036	23,071
56,506	6.500%, 9/1/2037	58,692
186	6.500%, 12/1/2037	193
30,223	6.500%, 10/1/2038	31,368
59	7.000%, 5/1/2024	59
388	7.000%, 7/1/2024	387
353	7.000%, 7/1/2025	361
6,705	7.000%, 9/1/2031	6,899
4,613	7.000%, 9/1/2031	4,771
72,036	7.000%, 11/1/2031	74,624
5,067	7.000%, 12/1/2031	5,247
1,501	7.000%, 1/1/2032	1,495
22,065	7.000%, 2/1/2032	22,829
22,931	7.000%, 3/1/2032	23,755
40,653	7.000%, 3/1/2032	41,520
4,461	7.000%, 4/1/2032	4,626
11,738	7.000%, 4/1/2032	12,087
95,718	7.000%, 4/1/2032	99,317
122,407	7.000%, 6/1/2037	129,153
4,801	7.500%, 9/1/2030	4,959
5,195	7.500%, 5/1/2031	5,384
1,633	7.500%, 6/1/2031	1,697
20,307	7.500%, 8/1/2031	21,136
28,841	7.500%, 1/1/2032	29,550
2,267	7.500%, 6/1/2033	2,315
871	8.000%, 11/1/2029	903
89	9.000%, 6/1/2025	89
	TOTAL	2,462,779,264
	Government National Mortgage Association—6.9%
5,618,070	3.000%, 1/20/2047	4,824,928
40,953,224	3.000%, 9/20/2050	34,595,674
45,944,316	3.000%, 5/20/2052	38,930,402
656,175	3.500%, 8/15/2043	588,576
425,766	3.500%, 8/15/2043	382,162
7,664,934	3.500%, 3/20/2047	6,809,159
9,630,602	3.500%, 11/20/2047	8,534,297
18,302,846	3.500%, 5/20/2052	16,047,744

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 593,303	4.000%, 9/15/2040	$ 550,638
1,620,140	4.000%, 10/15/2040	1,506,912
765,717	4.000%, 1/15/2041	710,774
997,969	4.000%, 10/15/2041	925,428
2,925,408	4.000%, 6/15/2048	2,661,753
158,012	4.500%, 1/15/2039	150,864
105,574	4.500%, 6/15/2039	100,567
448,254	4.500%, 10/15/2039	426,793
173,791	4.500%, 1/15/2040	165,482
95,689	4.500%, 6/15/2040	91,063
64,273	4.500%, 9/15/2040	61,112
87,793	4.500%, 2/15/2041	83,580
505,588	4.500%, 3/15/2041	481,202
45,742	4.500%, 5/15/2041	43,489
1,676,128	4.500%, 6/20/2041	1,598,200
339,452	4.500%, 9/15/2041	322,662
350,160	4.500%, 10/15/2043	328,634
272,200	5.000%, 1/15/2039	265,968
226,502	5.000%, 5/15/2039	221,317
310,062	5.000%, 8/20/2039	302,999
74,000,000	5.000%, 9/20/2053	70,149,469
104,194	5.500%, 12/15/2038	104,101
75,418	5.500%, 12/20/2038	75,314
156,800	5.500%, 1/15/2039	156,708
148,799	5.500%, 2/15/2039	148,695
29,925,030	5.500%, 7/20/2053	29,053,236
44,906,245	5.500%, 8/20/2053	43,598,009
40,000,000	5.500%, 9/20/2053	38,834,696
4,757	6.000%, 10/15/2028	4,753
3,886	6.000%, 3/15/2029	3,891
50,980	6.000%, 2/15/2036	51,559
79,884	6.000%, 4/15/2036	80,881
67,697	6.000%, 6/15/2037	68,557
49,821,671	6.000%, 6/20/2053	49,411,449
8,163	6.500%, 10/15/2028	8,217
3,429	6.500%, 11/15/2028	3,451
3,568	6.500%, 12/15/2028	3,592
1,966	6.500%, 2/15/2029	1,979
5,187	6.500%, 3/15/2029	5,224
19,704	6.500%, 9/15/2031	19,948
45,853	6.500%, 2/15/2032	46,510
6,262	7.000%, 11/15/2027	6,305
4,247	7.000%, 6/15/2028	4,294
7,927	7.000%, 11/15/2028	8,001
5,239	7.000%, 1/15/2029	5,292
5,478	7.000%, 5/15/2029	5,555
310	7.000%, 10/15/2029	310
15,472	7.000%, 5/15/2030	15,692
11,318	7.000%, 11/15/2030	11,518
6,183	7.000%, 12/15/2030	6,263

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 8,161		7.000%, 8/15/2031	$ 8,310
32,482		7.000%, 10/15/2031	33,173
8,908		7.000%, 12/15/2031	9,121
6,505		7.500%, 8/15/2029	6,671
30,369		7.500%, 10/15/2029	31,106
1,319		7.500%, 10/15/2030	1,352
5,510		7.500%, 10/15/2031	5,692
1,901		8.000%, 10/15/2029	1,965
6,802		8.000%, 11/15/2029	7,031
5,994		8.000%, 1/15/2030	6,172
2,488		8.000%, 10/15/2030	2,570
34,008		8.000%, 11/15/2030	35,346
2,761		8.500%, 5/15/2029	2,868
		TOTAL	353,757,225
		Uniform Mortgage-Backed Securities, TBA—2.5%
25,000,000	[1]	6.000%, 10/1/2053	24,676,745
57,300,000	[1]	6.000%, 10/20/2053	56,780,507
50,000,000	[1]	6.500%, 10/20/2053	50,302,925
		TOTAL	131,760,177
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,818,445,574)	4,548,888,060
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.9%
		Federal National Mortgage Association—0.2%
12,562,125	[2]	REMIC, Series 2019-66, Class FA, 5.879% (30-DAY AVERAGE SOFR +0.000%), 11/25/2059	12,170,169
		Non-Agency Mortgage-Backed Securities—5.7%
436,279		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	260,825
221,662		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	21,214
34,128,674		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	25,883,132
35,380,100		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	29,177,526
35,882,048		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	28,322,989
35,691,808		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	27,023,995
29,661,569		JP Morgan Mortgage Trust 2022-3, Class A2, 3.000%, 8/25/2052	23,375,864
40,501,345		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	30,665,528
6,359,353		JP Morgan Mortgage Trust 2022-4, Class A3, 3.000%, 10/25/2052	5,011,716
5,627,374		JP Morgan Mortgage Trust 2022-6, Class A3, 3.000%, 11/25/2052	4,434,854
40,070,083		JP Morgan Mortgage Trust 2023-4, Class 1A2, 6.000%, 11/25/2053	38,971,285
45,291,266		JP Morgan Mortgage Trust 2023-6, Class A2, 6.000%, 12/25/2053	44,049,294
128,694		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 4.867%, 8/25/2035	112,878
1,649,249		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,313,902
2,864,105		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,270,266
14,224,111		Sequoia Mortgage Trust 2021-3, Class A1, 2.500%, 5/25/2051	10,787,543
23,380,724		Sequoia Mortgage Trust 2023-2, Class A1, 5.000%, 3/25/2053	21,608,905
		TOTAL	293,291,716
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $345,167,589)	305,461,885
		ASSET-BACKED SECURITIES—2.2%
		Auto Receivables—0.4%
20,562,000		Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class B, 5.290%, 8/15/2035	19,816,467
		Single Family Rental Securities—1.2%
14,665,064		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	13,773,997
16,726,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	13,871,688

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Single Family Rental Securities—continued
$ 14,000,000		Progress Residential Trust 2022-SFR2, Class D, 3.945%, 4/17/2027	$ 12,669,140
14,808,453		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	13,733,039
3,600,000		Progress Residential Trust 2023-SFR2, Class D, 4.500%, 10/17/2028	3,197,672
5,650,000		Progress Residential Trust 2023-SFR2, Class E1, 4.750%, 10/17/2028	4,875,773
		TOTAL	62,121,309
		Student Loans—0.6%
3,543,459		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	3,158,629
7,318,065		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	6,447,320
5,531,393		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	5,030,378
6,722,109	[2]	SMB Private Education Loan Trust 2018-A, Class A2B, 6.247% (CME Term SOFR 1 Month +0.800%), 2/15/2036	6,658,724
9,103,782	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 6.546% (CME Term SOFR 1 Month +1.214%), 7/15/2053	9,010,460
		TOTAL	30,305,511
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $120,454,616)	112,243,287
	[2]	AGENCY RISK TRANSFER SECURITIES—0.3%
2,954,612		FHLMC STACR 2023-DNA1, Class M1A, 7.415% (30-DAY AVERAGE SOFR +2.100%), 3/25/2043	2,981,966
10,400,000		FNMA - CAS 2023-R05, Class 1M2, 8.414% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043	10,666,129
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $13,354,612)	13,648,095
		INVESTMENT COMPANY—3.7%
192,871,990		Federated Hermes Government Obligations Fund, Premier Shares, 5.25%[3] (IDENTIFIED COST $192,871,990)	192,871,990
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $5,490,294,381)	5,173,113,317
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[4]	(27,652,589)
		TOTAL NET ASSETS—100%	$5,145,460,728
At September 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 5-Year Long Futures	450	$47,411,719	December 2023	$(366,638)
United States Treasury Notes 10-Year Long Futures	525	$56,732,813	December 2023	$(1,057,351)
United States Treasury Notes 10-Year Ultra Long Futures	575	$64,148,437	December 2023	$(1,914,877)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(3,338,866)
The average notional value of long and short futures contracts held by the Fund throughout the period was $107,716,992 and $13,502,500, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2023, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2022	$117,293,489
Purchases at Cost	$2,553,663,195
Proceeds from Sales	$(2,478,084,694)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 9/30/2023	$192,871,990
Shares Held as of 9/30/2023	192,871,990
Dividend Income	$8,206,027

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$4,548,888,060	$—	$4,548,888,060
Collateralized Mortgage Obligations	—	305,461,885	—	305,461,885
Asset-Backed Securities	—	112,243,287	—	112,243,287
Agency Risk Transfer Securities	—	13,648,095	—	13,648,095
Investment Company	192,871,990	—	—	192,871,990
TOTAL SECURITIES	$192,871,990	$4,980,241,327	$—	$5,173,113,317
Other Financial Instruments:[1]
Liabilities	$(3,338,866)	$—	$—	$(3,338,866)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(3,338,866)	$—	$—	$(3,338,866)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk